Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Revenue
Revenue	$ 582	$ 10,103	$ 3,048	$ 3,944
Cost of sales
Cost of sales excluding depletion		(268)
Depletion	(216)	(3,204)	(943)	(1,756)
Gross profit	366	6,631	2,105	2,188
Other operating income/(expenses)
General and administrative costs	(3,932)	(10,594)	(10,401)	(14,032)
Project evaluation costs	(115)	(47)	(479)	(5,593)
Share of gain/(loss) in associate	1	(64)	172	(296)
Dilution gain in associate		9	12	100
Impairments of royalties		0	(22,379)	(3,821)
Operating loss for the year/period	(3,680)	(4,065)	(30,970)	(21,454)
Other items
Change in fair value of derivative liabilities	278	0	242	4,588
Change in fair value of gold-linked loan		1,681	172
Change in fair value of short-term investments	1,060	38	(264)	(569)
Change in fair value of embedded derivative		612	30
Foreign exchange gain/(loss)	1	(14)	(132)	54
Finance costs	(285)	(8,043)	(1,839)	(633)
Gain/(loss) on loan modification		310	(249)	316
Other income	(13)	96	121	337
Net loss before income taxes for the year/period	(2,639)	(9,385)	(32,889)	(17,361)
Current tax expense		(506)	(50)	(114)
Deferred tax recovery	435	6,480	6,183	129
Net loss after income taxes for the year/period	(2,204)	(3,411)	(26,756)	(17,346)
Item that may be reclassified subsequently to net income:
Foreign currency translation differences	29	(328)	38	(145)
Total comprehensive loss for the year/period	$ (2,175)	$ (3,739)	$ (26,718)	$ (17,491)
Net loss per share, basic	$ (0.02)	$ (0.02)	$ (0.18)	$ (0.14)
Net loss per share, diluted	$ (0.02)	$ (0.02)	$ (0.18)	$ (0.14)
Weighted average number of common shares outstanding, basic and diluted	143,913,069	159,516,299	144,729,662	128,232,364